SHARE-BASED COMPENSATION (Details) (Stock options, JPY ¥)	12 Months Ended		0 Months Ended	1 Months Ended			0 Months Ended	1 Months Ended									0 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Jan. 27, 2008 2nd series Stock Option Grant	Jan. 30, 2006 2nd series Stock Option Grant	Jan. 30, 2006 2nd series Stock Option Grant Employee/directors item	Jan. 30, 2006 2nd series Stock Option Grant Employees item	Mar. 16, 2008 3rd series Stock Option Grant	Mar. 31, 2006 3rd series Stock Option Grant	Mar. 31, 2006 3rd series Stock Option Grant Employee/directors item	Mar. 31, 2006 3rd series Stock Option Grant Employees item	Jun. 30, 2010 4th series Stock Option Grant	Jun. 30, 2010 4th series Stock Option Grant Employee/directors item	Jun. 30, 2010 4th series Stock Option Grant Employees item	Apr. 30, 2011 5th series Stock Option Grant	Apr. 30, 2011 5th series Stock Option Grant Employee/directors item	Apr. 30, 2011 5th series Stock Option Grant Employees item	Jun. 21, 2012 6th series Stock Option Grant	Jun. 21, 2012 6th series Stock Option Grant Employee/directors item	Jun. 21, 2012 6th series Stock Option Grant Employees item	Jun. 21, 2012 6th series Stock Option Grant Statutory auditors item	Jun. 21, 2012 6th series Stock Option Grant External advisors item
SHARE-BASED COMPENSATION
Exercised (in shares)	0	0	108,000
Stock options granted to purchase equity shares	16,000			112,000				16,000			68,000			80,000			16,000
Exercise price (in yen per share)	¥ 8,096																¥ 8,096
Number of grantees to whom award is granted					3	2			1	5		1	1		1	5		2	12	2	6
Options to purchase shares vested			112,000				14,400
Options exercisable period			3 years				3 years				3 years			3 years			3 years
Vesting period											3 years			3 years			3 years